Restatement of Previously Issued Financial Statements - Summary of Restatement of Financial Statements (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Accounting Changes [Line Items]
Preference shares par value	$ 0.0001	$ 0.0001
As Previously Reported [Member]
Accounting Changes [Line Items]
Preference shares par value		0.0001
Restatement Adjustment [Member]
Accounting Changes [Line Items]
Preference shares par value		0.0001
Common Class A [Member]
Accounting Changes [Line Items]
Class A ordinary shares par value	0.0001	0.0001
Ordinary shares par value	0.0001	0.0001
Common Class A [Member] | As Previously Reported [Member]
Accounting Changes [Line Items]
Class A ordinary shares par value		0.0001
Ordinary shares par value		0.0001
Common Class A [Member] | Restatement Adjustment [Member]
Accounting Changes [Line Items]
Class A ordinary shares par value		0.0001
Ordinary shares par value		0.0001
Common Class B [Member]
Accounting Changes [Line Items]
Ordinary shares par value	$ 0.0001	0.0001
Common Class B [Member] | As Previously Reported [Member]
Accounting Changes [Line Items]
Ordinary shares par value		0.0001
Common Class B [Member] | Restatement Adjustment [Member]
Accounting Changes [Line Items]
Ordinary shares par value		$ 0.0001